Stock Based Compensation - Unrecognized Compensation Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Unrecognized Compensation Cost	$ 58,686
Weighted Average Remaining Recognition Period (in years)	2 years 3 months 18 days